Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 262,909	$ 283,095
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (281,037)	$ (303,570)
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (244,120)	$ (266,069)
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 231,751	$ 251,815